Short-Term Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest income	$ 13,835,217	86,194,786	102,202,930	136,097,898